Equity (Tables)	12 Months Ended
Jun. 30, 2022
Equity
Summary of stock option activity

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2020	95,000	71,250	$5.00	2.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2021	95,000	71,250	$5.00	1.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2022	95,000	71,250	$5.00	0.12	—

Summary of warrant activity

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2020	86,732	86,732	$4.89	3.88
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2021	86,732	86,732	$4.89	2.86
Granted/Acquired	35,863,538	35,863,538	$1.01	2.86
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2022	35,950,270	35,950,270	$1.01	4.76